Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Loss per share

Note 5 – Loss per share

The calculation of basic loss per share is based on the loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares in issue for the years ended December 31, 2024, 2023 and 2022.

The loss per share calculation for the years ended December 31, 2024, 2023 and 2022 excludes the following potentially dilutive ordinary shares:

	Years ended December 31,
	2024	2023	2022
Class A ordinary shares exercisable from warrants issued pursuant to the Warrant Inducement Offering (as defined below in Note 12)(1)	453,333	453,333	453,333
Class A ordinary shares exercisable from warrants issued pursuant to the March 2021 Offering (as defined below in Note 12)(1)	233,333	233,333	233,333
Class A ordinary shares issuable from the outstanding restricted share awards(1)	38,289	91,419	133,067
Total	724,955	778,085	819,733

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.

The following reflects the loss and share data used in the basic and diluted loss per ordinary share computations:

	Years ended December 31,
	2024	2023	2022
Loss attributable to ordinary shareholders of the Company for basic loss per share calculation	$(20,251,051)	$(36,772,143)	$(43,888,242)
Weighted average number of ordinary shares outstanding for basic loss per share calculation(1)	6,280,616	6,275,118	6,247,333
Basic loss per share(1)	$(3.22)	$(5.86)	$(7.03)

Loss attributable to ordinary shareholders of the Company for diluted loss per share calculation	$(20,251,051)	$(36,772,143)	$(43,888,242)

Weighted average number of ordinary shares outstanding basic loss per share calculation(1)	6,280,616	6,275,118	6,247,333
Adjusted for:
- incremental shares issuable related to warrants issued(1)	-	-	-
Weighted average number of shares outstanding for diluted loss per share calculation(1)	6,280,616	6,275,118	6,247,333

Diluted loss per share(1)	$(3.22)	$(5.86)	$(7.03)

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.